Earnings per Share - 20F (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic [Abstract]
Net (loss) / income	$ (17,730)	$ (3,105)	$ (8,956)	$ 80,348	$ 10,907
Weighted average common shares outstanding - basic (in shares)			10,773,404	2,672,945	2,391,628
Net (loss) / income per common share - basic (in dollars per share)			$ (0.83)	$ 30.06	$ 4.56
Diluted [Abstract]
Net (loss) / income	$ (17,730)	$ (3,105)	$ (8,956)	$ 80,348	$ 10,907
Weighted average common shares outstanding - basic (in shares)			10,773,404	2,672,945	2,391,628
Non-vested equity incentive shares (in shares)			0	5	227
Weighted average common shares outstanding - diluted (in shares)			10,773,404	2,672,950	2,391,885
Net (loss) / income per common share - diluted (in dollars per share)			$ (0.83)	$ 30.06	$ 4.56
Earnings per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	27,882,890	7,333,333	17,446,444	15,185	15,185
Non-vested Equity Incentive Plan Shares [Member]
Earnings per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	144,000	0	152,000	0	0
Convertible Promissory Note Shares [Member]
Earnings per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	27,738,890	7,333,333	17,294,444	0	0
Private Shares Under Warrants [Member]
Earnings per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)			0	15,185	15,185